Subsequent Events	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 25: SUBSEQUENT EVENTS

a)  On January 12, 2016, Navios Holdings took delivery of the Navios Sphera, a 2016-Japanese built 84,872 dwt Panamax vessel, and Navios Mars, a 2016-Japanese built 181,259 dwt Capesize vessel, for a remaining purchase price of $58,660, of which $39.900  was financed through a new loan with DVB Bank, and the balance with available cash. See Note 8.

b) In January 2016, the Company prepaid installments due in 2016 under certain of its senior secured credit facilities amounting to $5,931. See note 8.

c) On March 23, 2016, Navios Holdings received a dividend of $3,649 from Navios Acquisition for the fourth quarter of 2015

d) In March 2016, Navios Holdings entered into a $50,000 credit facility with Navios Acquisition which was available for multiple drawings up to a limit of $50,000. The facility had a margin of LIBOR plus 300 bps and a maturity until December 2018. Navios Holdings may at any time permanently terminate the facility in full, or from time to time, permanently reduce the facility in part. The facility was guaranteed by Navios Holdings Europe Finance Inc. (the “Guarantor”), a wholly owned subsidiary of Navios Holdings, and was secured by (i) a first priority pledge of all of the Guarantor's economic interests in Navios Europe Holdings Inc. (the parent Company of Navios Europe I, in which Navios Holdings has a 47.5% economic interest) and (ii) a first priority pledge of 8,000,000 common units of Navios Partners owned by Navios Holdings. On April 14, 2016, the facility was terminated. No borrowings had been made under the facility.

e) On March 30, 2016, Navios Logistics received a message from Vale International stating that Vale International will not be performing the service contract entered into between CNSA and Vale International on September 27, 2013 for the iron ore port facility currently under construction in Nueva Palmira, Uruguay.  While Navios Logistics believes that Vale International's position is without merit and that the contract remains in force, no assurances can be provided that Vale International will finally perform the contract, failing which, Navios Logistics will take legal measures to enforce its entitlement to damages in accordance with the contract terms. If Vale International fails to perform the contract, there may be a significant impact on Navios Logistics' business.